Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
REVENUE		$ 5,358,023	$ 5,967,896	$ 5,172,688
COST OF REVENUE AND RELATED TAX
Cost of revenue		2,816,331	2,202,368	2,117,951
Business and sales related tax		38,048	27,128	33,448
GROSS PROFIT		2,503,644	3,738,400	3,021,289
OPERATING EXPENSES
Selling expenses		1,441,165	1,084,599	702,337
General and administrative expenses		2,301,070	1,581,307	1,660,140
Total operating expenses		3,742,235	2,665,906	2,362,477
INCOME (LOSS) FROM OPERATIONS		(1,238,591)	1,072,494	658,812
OTHER INCOME (EXPENSE)
Interest income		126,663	177,723	107,777
Income/(loss) from investments in unconsolidated entities			56,421	(36,171)
Other expenses		(3,403)	(11,138)	(7,235)
Total other income, net		123,260	223,006	64,371
INCOME (LOSS) BEFORE INCOME TAX PROVISION		(1,115,331)	1,295,500	723,183
PROVISION (BENEFIT) FOR INCOME TAXES		(96,804)	92,023	105,952
NET INCOME (LOSS)		(1,018,527)	1,203,477	617,231
Less: net income (loss) attributable to non-controlling interest		(72,344)	58,874	44,530
NET INCOME (LOSS) ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED		(946,183)	1,144,603	572,701
COMPREHENSIVE INCOME (LOSS)
Net income (loss)		(1,018,527)	1,203,477	617,231
Other comprehensive income (loss): foreign currency translation gain (loss)		(522,250)	676,673	(396,923)
Total comprehensive income (loss)		(1,540,777)	1,880,150	220,308
Less: Comprehensive income (loss) attributable to non-controlling interest		(71,411)	74,680	43,969
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED		$ (1,469,366)	$ 1,805,470	$ 176,339
Earnings (loss) per common share - basic and diluted		$ (0.3)	$ 0.36	$ 0.18
Weighted average shares - basic and diluted	[1]	3,200,000	3,200,000	3,200,000

[1]	Retrospectively restated for effect of stock split and reorganization